Expense Example {- Fidelity® Fund} - 06.30 Fidelity Fund Class K PRO-08 - Fidelity® Fund - Fidelity Fund-Class K	Aug. 28, 2021 USD ($)
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493